Loan Payable and Warrant to Purchase Redeemable Securities	12 Months Ended
Dec. 31, 2015
Debt and Warrant Disclosure [Abstract]
Loan Payable and Warrant to Purchase Redeemable Securities
15. Loan Payable and Warrant to Purchase Redeemable Securities
On December 22, 2011, the Company entered into a Loan and Security Agreement, or the Loan and Security Agreement, with Hercules Technology Growth Capital, Inc., or Hercules. The Loan and Security Agreement provides for aggregate advances of up to $20 million in two tranches. Under the first tranche, the Company obtained an advance on December 22, 2011 totaling $7.5 million, or the December 2011 Advance. Under the second tranche, the Company obtained an advance on March 29, 2012 totaling $12.5 million, or the March 2012 Advance. Each advance made under the Loan and Security Agreement had an interest rate of 8.5%.
On October 1, 2015, the Company made its final payment to Hercules, thereby fulfilling all obligations under the Loan and Security Agreement.
In connection with the Loan and Security Agreement, the Company granted Hercules a warrant, the Warrant, to purchase up to 200,000 shares of Series C Preferred Stock at an exercise price of $2.50 per share which vested immediately upon the December 2011 Advance. Upon the draw of the March 2012 Advance, the Warrant became exercisable for an additional 200,000 shares of Series C Preferred Stock at an exercise price of $2.50 per share. Upon completion of the Company’s IPO in February 2014 the Warrant became exercisable for an aggregate of 70,796 shares of the Company’s common stock at an exercise price of $14.13 per share.
Pursuant to ASC Topic 480, Distinguishing Liabilities from Equity, for periods prior to the Company’s IPO the Warrant was classified as a liability and was re-measured to the-then current value at each balance sheet date. The Warrant liability was determined based on Level 3 inputs utilizing the Black-Scholes-Merton option pricing model. On February 19, 2014, upon completion of the IPO, the Warrant converted into a warrant to purchase common stock and the Company reclassified the fair value of the Warrant as of February 19, 2014 to additional paid-in capital and will not be subject to remeasurement in future periods.